SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Events [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In preparing the accompanying financial statements, management of the Plan has evaluated all subsequent events and transactions for potential recognition or disclosure through May 21, 2026, the date the financial statements were available for issuance.